Aug. 10, 2016
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund
The Hartford Global Alpha Fund

 AUGUST 10, 2016

SUPPLEMENT TO

ALTERNATIVE FUNDS PROSPECTUS DATED MARCH 1, 2016, AS LAST SUPPLEMENTED JUNE 30, 2016

(THE HARTFORD MUTUAL FUNDS, INC.)

1.              On August 3, 2016, the Board of Directors (“Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved a Plan of Liquidation for The Hartford Global Alpha Fund (the “Fund”) pursuant to which the Fund will be liquidated (the “Liquidation”) on or about October 21, 2016 (the “Liquidation Date”).  The Board determined that the Liquidation is in the best interests of the Fund and shareholders. If you are invested in the Fund through a qualified account, such as an individual retirement account (“IRA”), important information applies to you and is provided below.

SUSPENSION OF SALES. Effective after market close on or about August 31, 2016, the Fund will no longer sell shares to new investors.  The Fund will remain open to existing retirement plans and current shareholders until shortly before the Liquidation Date. Orders for the purchase of shares of the Fund may, in the Fund’s discretion, be rejected prior to the Liquidation Date, including for operational reasons relating to the anticipated liquidation of the Fund.

LIQUIDATION OF ASSETS. To prepare for the Liquidation, it is anticipated that the Fund will depart from its stated investment objective and policies as it prepares to distribute its assets to investors.  It is anticipated that the Fund’s sub-adviser will increase the portion of the Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments in order to prepare for orderly liquidation and to meet anticipated redemption requests.  As a result, the Fund’s portfolio may consist of all or substantially all cash or cash equivalents prior to the planned liquidation date.  This may adversely affect the Fund’s performance. The impending liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratio, although existing expense limitations are expected to be maintained.

In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will automatically be redeemed by the Fund on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. The distribution to shareholders of the Liquidation proceeds will occur on the Liquidation Date, and will be made to all shareholders of record as of the close of business on the business day preceding the Liquidation Date, other than as disclosed below under “IMPORTANT INFORMATION IF YOU ARE INVESTED IN THE FUND THROUGH A QUALIFIED ACCOUNT AND YOU OPENED YOUR ACCOUNT DIRECTLY WITH HARTFORD FUNDS.”  The Fund’s investment manager, Hartford Funds Management Company, LLC, will bear all expenses associated with the Liquidation to the extent such expenses exceed the amount of the Fund’s normal and customary fees and operating expenses; however, the Fund and its shareholders will bear transaction costs associated with turnover of the Fund’s portfolio prior to Liquidation.

OTHER ALTERNATIVES. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus. Shareholders may exchange their Fund shares for shares of the same class of another Hartford Fund.  Class A shareholders may exchange their Class A shares of the Fund for Class A share of another Hartford Fund prior to the Liquidation Date, at net asset value without incurring an additional front-end sales charge.  Before exchanging shares, you should carefully read the prospectus relating to the exchanged-for shares.

U.S. FEDERAL INCOME TAX MATTERS. The Liquidation of the Fund will be a realization event for shareholders holding shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of your tax basis, you will realize a capital gain, and if you receive an amount in liquidation of the Fund less than your tax basis, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. If you have questions, you should consult your tax adviser for information regarding all tax consequences applicable to your investment in the Fund.

FINANCIAL INTERMEDIARY. If you are invested in the Fund through a financial intermediary, please contact that financial intermediary if you have any questions. If you are invested in a qualified account (example, IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

IMPORTANT INFORMATION IF YOU ARE INVESTED IN THE FUND THROUGH A QUALIFIED ACCOUNT AND YOU OPENED YOUR ACCOUNT DIRECTLY WITH HARTFORD FUNDS.

401k, Pension and Profit Sharing Plans.

If you are invested in the Fund through a 401k, Pension and Profit Sharing Plan, and we do not receive directions from you or the plan’s trustee, we will send a liquidating distribution to the trustee in the trustee’s name.

Traditional IRA, Roth IRA, SIMPLE, SEP AND 403 Plans (“Qualified Account”).

We encourage shareholders invested in the Fund through Qualified Accounts to provide instructions for the exchange or reinvestment of Fund shares prior to the Liquidation Date. If a Qualified Account shareholder does not provide these instructions, Fund shares held on the Liquidation Date in the Fund will be exchanged for shares of The Hartford Short Duration Fund (“Short Duration Fund”) to the extent permitted by that shareholder’s Qualified Account custodial agreement. If a shareholder’s Qualified Account custodial agreement does not authorize the investment of the account into the Short Duration Fund, then the liquidation proceeds will be returned by mail to the shareholder’s attention but made payable to the applicable Qualified Account custodian in order to avoid adverse tax consequences.

The following is a brief summary of the Short Duration Fund. For more information, shareholders are urged to request a copy of the Prospectus of the Short Duration Fund by calling 1-888-843-7824. If you do not wish to be invested in the Short Duration Fund, you must contact the Fund at 1-888-843-7824 before October 21, 2016. Otherwise, except as described in the preceding paragraph, you will be invested in the corresponding class of the Short Duration Fund (example, Class A shares of the Fund will be exchanged into Class A shares of the Short Duration Fund) in order to avoid tax penalties that may be imposed on you by the Internal Revenue Code. If we do not hear from you with directions before October 21, 2016, you will have been deemed to have directed the investment into the Short Duration Fund and consented to that Fund’s fees.

INFORMATION ABOUT THE SHORT DURATION FUND

The Short Duration Fund has a different investment objective, principal strategies and principal risks than the Fund.  Please review the Short Duration Fund’s prospectus carefully before investing in the Short Duration Fund. For your convenience, below are some highlights from the prospectus. You can find the Short Duration Fund’s prospectus and other information about the Short Duration Fund online at www.hartfordfunds.com/prospectuses.html. You can also get this information at no cost by calling 1-888-843-7824 or by sending an e-mail request to orders@mysummaryprospectus.com. In addition, you will receive a copy of the summary prospectus if you do not act and are exchanged into the Short Duration Fund as set forth above.  The following information is from the Short Duration Fund’s March 1, 2016 Prospectus:

The fund seeks its investment objective by investing in securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return. The fund normally invests in “investment grade” securities. The fund may invest up to 35% of its net assets in securities rated below “investment grade” (also referred to as “junk bonds”) as well as bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities (“Bank Loans”). The fund has an investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, under normal circumstances, in fixed income securities, including Bank Loans.

Fixed income securities in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3)asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed income related derivatives.

In order to manage the fund’s interest rate risk, generally the fund will use derivatives such as Treasury futures and interest rate swaps. The fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that maybe used to manage the fund’s interest rate risk. The use of derivatives may have the effect of shortening or lengthening the duration of a fixed income portfolio. The fund may invest up to 25% of its net assets in securities of foreign issuers. The fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

The Short Duration Fund’s principal risks include market risk, interest rate risk, credit risk, loans and loan participations risk, derivatives risk, leverage risk, futures and options risk, swaps risk, call risk, high yield investments risk, rule 144A securities risk, liquidity risk, foreign investments risk, investment strategy risk, mortgage- and asset-backed securities risk, event risk, and U.S. government securities risk.

The Short Duration Fund also has different expenses than the Fund and calculates its management fee in a different manner.  Unlike the Fund, the Short Duration Fund does not have a management fee that fluctuates based on its performance.  The Shareholder Fees and Annual Fund Operating Expenses tables as shown in the Short Duration Fund’s prospectus dated March 1, 2016 are set forth below.

Shareholder Fees    (fees paid directly from your investment)

Share Classes	A	B	C	I	R3	R4	R5	Y

Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.00%	None	None	None	None	None	None	None

Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%	None	None	None	None	None

Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)

Share Classes	A	B		C	I	R3	R4	R5	Y

Management fees	0.43%	0.43%		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%

Distribution and service (12b-1) fees	0.25%	1.00	%(2)	1.00%	None	0.50%	0.25%	None	None

Total other expenses	0.22%	0.35%		0.17%	0.11%	0.30%	0.24%	0.19%	0.08%

Administrative services fee	None	None		None	None	0.20%	0.15%	0.10%	None

Other expenses	0.22%	0.35%		0.17%	0.11%	0.10%	0.09%	0.09%	0.08%

Total annual fund operating expenses	0.90%	1.78%		1.60%	0.54%	1.23%	0.92%	0.62%	0.51%

Fee waiver and/or expense reimbursement(3)	0.05%	0.18%		0.00%	0.00%	0.08%	0.07%	0.07%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.85%	1.60%		1.60%	0.54%	1.15%	0.85%	0.55%	0.51%

(1)          For investments over $500,000, a 1.00% maximum deferred sales charge may apply.

(2)          The reduction in amounts charged in connection with Class B Distribution and Service Plan (12b-1) fees that took effect January 1, 2011, in order to comply with applicable rules of the Financial Industry Regulatory Authority (“FINRA”), caused the effective limit on net operating expenses attributable to Class B shares to be 0.85%.

(3)          Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C), 0.60% (Class I), 1.15% (Class R3), 0.85% (Class R4), 0.55% (Class R5) and 0.55% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017 and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.